Document and Entity Information	12 Months Ended
Dec. 31, 2024
Registrant CIK	0000792394
Fiscal Year End	--12-31
Document Type	N-CSR/A
Entity Registrant Name	Volumetric Fund Inc
Document Period End Date	Dec. 31, 2024
Amendment Description	solely to amend the time period in Item 4(d) of the Exhibit 302 Certification previously filed
Amendment Flag	true
Volumetric Fund | C000032757
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report